Employee benefit plans - Funded status (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Net defined benefit liability and asset
Employer contributions	€ 294,218.926367134
Non-current portion of pension liability	€ 563,538,000	€ 551,930,000